Condensed Consolidated Statements of Stockholders' Deficit (USD $)	Preferred Stock [Member] Predecessor [Member]	Preferred Stock [Member] USD ($)	Common Stock [Member] Predecessor [Member] Subsequent Event [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Bridgemedica LLC [Member]	Common Stock [Member] Columbia University [Member]	Common Stock [Member] Non-Officer Board of Managers [Member] Subsequent Event [Member]	Common Stock [Member] Professional Advisory Firms [Member] Subsequent Event [Member]	Common Stock [Member] Employee [Member]	Common Stock [Member] Subsequent Event [Member] Anti Dilution Adjustment [Member]	Common Stock [Member] Subsequent Event [Member] Cost Of Raising Equity [Member]	Common Stock [Member] Subsequent Event [Member]	Common Stock [Member] USD ($)	Common Stock Subscription Receivable [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit during Development Stage [Member] USD ($)	Parent [Member] Predecessor [Member] USD ($)	Parent [Member] USD ($)	Noncontrolling Interest [Member] Predecessor [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Predecessor [Member] Common Stock [Member]	Predecessor [Member] USD ($)	Bridgemedica LLC [Member] Common Stock [Member] USD ($)	Bridgemedica LLC [Member]	Professional Advisory Firms [Member] Common Stock [Member] USD ($)	Subsequent Event [Member]	Common Stock [Member] USD ($)	Total USD ($)
Balance at Dec. 17, 2007																	$ 0		$ 0			$ 0
Balance (in shares) at Dec. 17, 2007	0			0
Issuance of stock and warrants, net of offering costs																	97,250					97,250
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of stock upon exercise of warrants																	350,000					350,000
Issuance of stock upon exercise of warrants (in shares)	0			350,000
Issuance of Class member units																	1,847,750		0			1,847,750
Issuance of Class member units (in shares)	4,000,000			1,945,000
Net loss																	(1,734,485)					(1,734,485)
Balance at Dec. 31, 2008																	560,515		0			560,515
Balance (in shares) at Dec. 31, 2008	4,000,000			2,295,000
Issuance of stock upon exercise of warrants																	415,000		0			415,000
Issuance of stock upon exercise of warrants (in shares)	0			415,000
Issuance of Class member units																	575,000		0			575,000
Issuance of Class member units (in shares)	0			300,000
Net loss																	(1,539,261)		0			(1,539,261)
Balance at Dec. 31, 2009																	11,254		0			11,254
Balance (in shares) at Dec. 31, 2009	4,000,000			3,010,000
Issuance of stock and warrants, net of offering costs																	87,000		0			87,000
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of Class member units																	4,678,000		0			4,678,000
Issuance of Class member units (in shares)	0			4,765,000
Issuance of stock for license																	155,500		0			155,500
Issuance of stock for license (in shares)	0			155,500
Contribution of services from noncontrolling interest																	0		200,000			200,000
Net loss																	(3,833,603)		(198,112)			(4,031,715)
Balance at Dec. 31, 2010																	1,098,151		1,888			1,100,039
Balance (in shares) at Dec. 31, 2010	4,000,000			7,930,500
Issuance of Class member units																	3,845,000		0			3,845,000
Issuance of Class member units (in shares)	0			3,845,000
Issuance of Class A member units for equity raised																	0		0			0					300,000
Issuance of Class A member units for equity raised (in shares)	0			300,000
Issuance of stock for patent expenses																	269,245		0			269,245
Issuance of stock for patent expenses (in shares)	0			269,245
Contribution of services from noncontrolling interest																	0		367,000			367,000
Net loss																	(3,055,289)		(411,065)			(3,466,354)
Balance at Dec. 31, 2011																	2,157,107		(42,177)			2,114,930
Balance (in shares) at Dec. 31, 2011	4,000,000			12,344,745
Issuance of stock and warrants, net of offering costs																	123,353		0			123,353
Issuance of stock and warrants, net of offering costs (in shares)	0			0
Issuance of Class member units																	983,647		0			983,647
Issuance of Class member units (in shares)	0			745,500
Receivable from issuance of stock																	(567,000)		0			(567,000)
Receivable from issuance of stock (in shares)	0			0
Issuance of stock for license																	91,395		0			91,395
Issuance of stock for license (in shares)	0			91,395																	91,395
Issuance of Class A member units for equity raised																	0		0			0
Issuance of Class A member units for equity raised (in shares)	0			446,500																	446,500
Issuance of stock for services																	100,000		0			100,000
Issuance of stock for services (in shares)	0			100,000
Contribution of services from noncontrolling interest																	0		1,448,646			1,448,646
Net loss																	(2,924,971)		(1,466,815)			(4,391,786)						(4,391,786)
Balance at Dec. 31, 2012		4,000											13,728	(574,927)	13,608,339	(13,087,609)	(36,469)	(36,469)	(60,346)	(60,346)		(96,815)						(96,815)
Balance (in shares) at Dec. 31, 2012	4,000,000	4,000,000		13,728,140									13,728,140
Issuance of stock and warrants, net of offering costs		0											462	0	587,063	0	134,330	587,525	0	0		134,330						587,525
Issuance of stock and warrants, net of offering costs (in shares)	0	0		0									462,004
Issuance of Class member units																	453,195		0			453,195
Issuance of Class member units (in shares)	0			485,000	150,000	45,821			325,000																	50,000
Receivable from issuance of stock		0											140	(210,000)	(140)	0	(110,000)	(210,000)	0	0		(110,000)						(210,000)
Receivable from issuance of stock (in shares)	0	0		0									140,000
Receipt of promissory note		0											0	100,000	0	0		100,000		0								100,000
Issuance of stock for license		0											15	0	14,590	0	14,605	14,605	0	0		14,605						14,605
Issuance of stock for license (in shares)	0	0		14,605									14,605
Issuance of Class A member units for equity raised																	0		0			0					117,004
Issuance of Class A member units for equity raised (in shares)	0			117,004
Issuance of stock for patent expenses		0											52	0	51,760	0	51,812	51,812	0	0		51,812					51,812	51,812
Issuance of stock for patent expenses (in shares)	0	0		51,812									51,812														51,812
Issuance of stock for services		0											100	0	99,900	0	100,000	100,000	0	0		100,000						100,000
Issuance of stock for services (in shares)	0	0		100,000									100,000
Acquisition of non-controlling interest		0											0	0	(132,657)	0	(132,657)	(132,657)	132,657	132,657		0						0
Interest on common stock receivable		0											0	(36,855)	36,855	0		0		0								0
Contribution of services from noncontrolling interest		0											0	0	0	0		0	116,338	116,338		116,338						116,338
Net loss		0											0	0	0	(864,861)	(864,861)	(864,861)	(198,318)	(198,318)		(1,063,179)						(1,063,179)
Balance at Dec. 31, 2013		4,000											14,497	(721,782)	14,265,710	(13,952,470)	(390,045)	(390,045)	(9,669)	(9,669)		(399,714)						(399,714)
Balance (in shares) at Dec. 31, 2013	4,000,000	4,000,000		14,496,561									14,496,561
Issuance of stock and warrants, net of offering costs		0											671	0	829,329	0		830,000		0								830,000
Issuance of stock and warrants, net of offering costs (in shares)		0											671,250														671,250
Issuance of stock upon exercise of warrants		0											50	0	49,950	0		50,000		0							50,000	50,000
Issuance of stock upon exercise of warrants (in shares)													50,000
Issuance of stock upon conversion of demand note													60		59,940			60,000										60,000
Issuance of stock upon conversion of demand note (in shares)													60,000
Issuance of stock for license		0											30	0	29,701	0		29,731		0								29,731
Issuance of stock for license (in shares)		0											29,731														29,731
Issuance of stock for services		0											481	0	480,582	0		481,063		0			150,000		231,063		100,000	481,063
Issuance of stock for services (in shares)		0											481,063												231,063
Issuance of stock per incentive plan																		346,379
Transfer from derivative liability classification to equity classification															9,000			9,000										9,000
Interest on common stock receivable														(22,118)	22,118
Contribution of services from noncontrolling interest																				151								151
Net loss		0											0	0	0	(1,795,209)		(1,795,209)		(280)								(1,795,489)
Balance at Sep. 30, 2014		$ 4,000											$ 16,180	$ (743,900)	$ 16,183,960	$ (15,747,679)		$ (287,439)		$ (9,798)								$ (297,237)
Balance (in shares) at Sep. 30, 2014		4,000,000											16,179,426